Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2022	2021

Financial assets
Securities purchased under agreements to resell	7,603,820	8,894,531
Securities	131,263,775	92,751,139
Public securities	63,895,371	48,246,922
Private securities	67,368,404	44,504,217
Derivative financial instruments	9,217,155	10,943,714
Securities trading and intermediation	3,271,000	1,405,651
Accounts receivable	597,887	469,086
Loan operations	22,211,161	12,819,627
Other financial assets	3,517,189	461,515
Off-balance exposures (credit card limits)	5,014,845	1,367,399
Total	182,696,832	129,112,662

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

	2022
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	13,048,246	—	—	—	481,019	13,529,265
Derivative financial instruments	796,909	845,446	2,340,407	4,507,132	115,515	8,605,409
Securities sold under repurchase agreements	31,790,091	—		—	—	31,790,091
Securities trading and intermediation	16,062,697	—	—	—	—	16,062,697
Financing instruments payable	4,407,525	9,469,722	5,917,325	23,078,719	810,338	43,683,629
Borrowings	—	—	1,865,880	—	—	1,865,880
Accounts payables	617,394	—	—	—	—	617,394
Other financial liabilities	5,959,212	534,835	4,432,215	627,951	—	11,554,213
Total	72,682,074	10,850,003	14,555,827	28,213,802	1,406,872	127,708,578

	2021
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	2,146,398	—	—	—	518,804	2,665,202
Derivative financial instruments	758,821	1,379,092	2,250,942	6,436,008	1,083,320	11,908,183
Securities sold under repurchase agreements	26,281,345	—	—	—	—	26,281,345
Securities trading and intermediation	15,597,555	—	—	—	—	15,597,555
Financing instruments payable	982,877	1,245,279	5,790,698	15,525,061	885,171	24,429,086
Borrowings	—	—	1,661,067	267,715	—	1,928,782
Accounts payables	867,526	—	—	—	—	867,526
Other financial liabilities	5,856,309	—	4,365	1,819,798	—	7,680,472
Total	52,490,831	2,624,371	9,707,072	24,048,582	2,487,295	91,358,151

Summary of sensitivity analysis

		2022
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(174)	(231,438)	(483,589)
Exchange coupons	Foreign currencies coupon rate	(15)	(5,407)	(10,418)
Foreign currencies	Exchange rates	(2,089)	22,825	(120,873)
Price indexes	Inflation coupon rates	(118)	(19,523)	(40,147)
Shares	Shares prices	(4,689)	(46,927)	(242,687)
Seed Money (i)	Seed Money	(6,685)	(167,106)	(334,211)
		(13,770)	(447,576)	(1,231,925)

		2021
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(285)	(110,555)	(204,607)
Exchange coupons	Foreign currencies coupon rate	(35)	(5,578)	(11,325)
Foreign currencies	Exchange rates	(364)	177,203	384,340
Price indexes	Inflation coupon rates	(248)	(53,407)	(103,602)
Shares	Shares prices	(1,483)	(131,753)	92,024
Seed Money (i)	Seed Money	(6,203)	(155,068)	(310,136)
		(8,618)	(279,158)	(153,306)
(i) Related to seed money strategy, which includes several risk factors that are disclosed in aggregate.